Basis of Presentation, Significant Accounting Policies and Fair Value Measurements - Fair Value of Financial Assets and Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Fair Value Disclosures
Debt Instrument, Measurement Input [Extensible Enumeration]	us-gaap:MeasurementInputDiscountRateMember
Minimum
Other Fair Value Disclosures
Debt instrument, measurement input	0.156
Maximum
Other Fair Value Disclosures
Debt instrument, measurement input	0.176
Estimate of Fair Value Measurement
Other Fair Value Disclosures
Long-term debt, including amounts due within one year	$ 110,174,000
Reported Value Measurement
Other Fair Value Disclosures
Long-term debt, including amounts due within one year	113,284,000
Money market funds (cash equivalents) | Reported Value Measurement
Fair Value of Financial Instruments
Money market funds	170,672,000	$ 79,912,000
Money market funds (cash equivalents) | Fair Value, Inputs, Level 1 | Estimate of Fair Value Measurement
Fair Value of Financial Instruments
Money market funds	$ 170,672,000	$ 79,912,000